Shareholder Fees {- Fidelity® 500 Index Fund}	Apr. 29, 2021 USD ($)
02.28 Fidelity 500 Index Fund PRO-13 | Fidelity® 500 Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none